Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Trading assets and liabilities
Schedule of trading assets and liabilities

	30 June	31 December
	2020	2019
Assets	£m	£m
Loans
Reverse repos	18,909	24,095
Collateral given	25,062	20,579
Other loans	3,097	1,947
Total loans	47,068	46,621
Securities
Central and local government
- UK	4,515	4,897
- US	4,570	5,458
- other	12,081	14,902
Financial institutions and corporate	4,168	4,867
Total securities	25,334	30,124
Total	72,402	76,745

Liabilities
Deposits
Repos	23,767	27,885
Collateral received	27,139	21,509
Other deposits	2,092	1,606
Total deposits	52,998	51,000
Debt securities in issue	2,084	1,762
Short positions	20,458	21,187
Total	75,540	73,949